Finance and other expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance And Other Expenses [Abstract]
Summary of Finance and Other Expenses

	Year ended December 31,
	2022	2021	2020
	£000s	£000s	£000s
Lease liability interest expense	47	8	16
Net foreign exchange losses	-	44	307
Total Finance and other expenses	47	52	323